Income Tax - Reconciliation of effective tax rate and statutory income tax rate applicable to PRC operations (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred income tax liabilities for undistributed profits	¥ (4,332)	¥ 4,332